ORDINARY SHARES (Details)		1 Months Ended
	Jun. 10, 2021 USD ($) shares	Mar. 31, 2022 shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2021 shares	Aug. 31, 2021 shares	Mar. 31, 2021 shares	Apr. 30, 2019 $ / shares shares	Mar. 31, 2019 USD ($) shares	Nov. 30, 2018 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Jun. 30, 2018 shares	Jun. 07, 2018 shares
Class Of Stock [Line Items]
Price per share | $ / shares			$ 0.21							$ 0.21
Class A ordinary shares
Class Of Stock [Line Items]
Common stock, shares authorized (in shares)			4,662,388,278							4,662,388,278
Par value per share (in dollars per share) | $ / shares			$ 0.00001							$ 0.00001
Common stock, shares issued (in shares)			2,059,987,139							2,221,403,067				2,480,000
Common stock, shares outstanding (in shares)			2,059,987,139							2,221,403,067	1,794,357,434	1,777,218,449	216,546,541
Number of shares issued in conversion (in shares)							1,210,906,902		180,895,573
Net proceeds received from initial public offering | $								$ 114,765,901
Shares issued during the period (in shares)				36,534,435				237,375,000
ADS issued during period								15,825,000
Conversion ratio							1
Class A ordinary shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding (in shares)															33,170,968
Shares issued during the period (in shares)	112,125,000
Consideration received | $	$ 175,400,000
Class A ordinary shares | Private placement
Class Of Stock [Line Items]
Shares issued during the period (in shares)								13,125,000
Class A ordinary shares | Over allotment option
Class Of Stock [Line Items]
Shares issued during the period (in shares)								29,250,000
Class B ordinary shares
Class Of Stock [Line Items]
Common stock, shares authorized (in shares)			337,611,722							337,611,722
Par value per share (in dollars per share) | $ / shares			$ 0.00001							$ 0.00001
Common stock, shares issued (in shares)			222,111,722							97,611,722				107,863,347
Common stock, shares outstanding (in shares)			222,111,722							97,611,722	337,611,722	337,611,722	337,611,722
Number of shares converted		124,500,000	48,000,000		45,000,000	22,500,000
Class B ordinary shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding (in shares)															410,643,948
Series Angel, A, B-1, B-2, B-3 and C | IPO
Class Of Stock [Line Items]
Number of shares converted							1,210,906,902
Series C-1 convertible redeemable preferred shares
Class Of Stock [Line Items]
Number of shares issued in conversion (in shares)							18,612,084
Number of shares converted							18,597,738
Price per share | $ / shares							$ 8.00